Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (27,402)	$ (3,827)	¥ (26,516)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,618	226	2,640
Amortization of right-of-use assets	4,203	587	2,800
Allowance for expected credit losses	(3,903)	(545)	(531)
Loss from investments			264
Loss on impairment of inventory	(12)	(2)
Changes in operating assets and liabilities:
Accounts receivables	(7,988)	(1,115)	(2,805)
Inventories	(3,097)	(432)	(643)
Advance to suppliers	3,538	494	(38)
Other current assets	(4,617)	(645)	3,145
Amount due from related parties	(3,408)	(476)	(264)
Other non-current assets			(4,342)
Accounts payables	2,922	408	7,903
Accrued expenses and other payables	1,056	148	(6,144)
Income tax payables	326	46
Advance from customers	613	86	(1,238)
Amount due to related parties	(719)	(100)	(5,140)
Operating lease liabilities	(2,064)	(288)	(865)
Commitments and contingent liabilities	3,000	419
Net cash used in operating activities	(35,934)	(5,016)	(31,774)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(94)	(13)	(349)
Loans repayments from third parties	20,163	2,815	13,822
Loan payment to related parties	(20,001)	(2,792)
Return of long-term investments
Net cash provided by investing activities	68	10	13,473
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by controlling shareholders			23,077
Capital contribution from issuance of ordinary shares	33,395	4,662
Proceeds from short-term bank borrowing	2,000	279
Repayments of long-term bank borrowing	(700)	(98)
Repayments of loan payable	(2,114)	(295)	(500)
Net cash provided by financing activities	32,581	4,548	22,577
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(3,285)	(458)	4,276
Effects of exchange rate changes	1,608	224
Cash and cash equivalents and restricted cash at beginning of year	24,674	3,444	36,239
Cash and cash equivalents and restricted cash at end of period	22,997	3,210	40,515
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities
Cancellation of capital contribution			¥ 16,037